Provisions and Other Non-Current Liabilities - Summary of Movement in Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [Line Items]
Other provisions at beginning of period	$ 163	$ 194
Charges (releases)	40	54
Utilization	(76)	(84)
Translation and other, net	(2)	(1)
Other provisions at end of period	125	163
Less: short-term provisions	63	92
Long-term provisions	62	71
Employee-related [member]
Disclosure of other provisions [Line Items]
Other provisions at beginning of period	45	52
Charges (releases)	21	55
Utilization	(45)	(63)
Translation and other, net	(1)	1
Other provisions at end of period	20	45
Less: short-term provisions	20	45
Long-term provisions	0	0
Facilities-related [member]
Disclosure of other provisions [Line Items]
Other provisions at beginning of period	23	23
Charges (releases)	0	3
Utilization	(2)	(4)
Translation and other, net	(1)	1
Other provisions at end of period	20	23
Less: short-term provisions	1	2
Long-term provisions	19	21
Other [member]
Disclosure of other provisions [Line Items]
Other provisions at beginning of period	95	119
Charges (releases)	19	(4)
Utilization	(29)	(17)
Translation and other, net	0	(3)
Other provisions at end of period	85	95
Less: short-term provisions	42	45
Long-term provisions	$ 43	$ 50